Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts Receivable, Net	Accounts Receivable, Net

	As of December 31,
	2019	2020
	(US$)
Accounts receivable	$17,283,107	$29,374,687
Less: allowance for doubtful accounts	(1,035,542)	(1,534,538)
Accounts receivable, net	$16,247,565	$27,840,149
Movement of allowance of doubtful accounts was as follows:

	As of December 31,
	2019	2020
	(US$)
At beginning of the period	$(367,044)	$(1,035,542)
Addition	(779,671)	(1,365,327)
Write-off	100,276	921,061
Foreign currency translation impact	10,897	(54,730)
At end of the period	$(1,035,542)	$(1,534,538)